Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-derivative instruments
Cash and cash equivalents	$ 147,153	$ 131,123	$ 1,417,388	$ 326,635
Short-term investments, deposits and loans	33,554	49,938
Trade receivables	39,321	35,548
Other receivables	4,004	3,924
Other non-current assets	57,717	67,810
Loans from banks and others	36,630	20,302
Trade payables	36,007	47,672
Other payables	20,632	22,590
Loans from banks and others and debentures	576,653	563,235
Currency risk [Member] | Unlinked [Member]
Non-derivative instruments
Cash and cash equivalents	100,529	86,896
Short-term investments, deposits and loans	33,497	27,638
Trade receivables	39,003	35,291
Other receivables	965	286
Long-term deposits and loans	73,192	48,490
Other non-current assets
Total financial assets	247,186	198,601
Trade payables	8,888	23,774
Other payables	2,989	2,215
Loans from banks and others and debentures	147,792	163,162
Total financial liabilities	159,669	189,151
Total non-derivative financial instruments, net	87,517	9,450
Derivative instruments
Net assets	87,517	9,450
Currency risk [Member] | CPI linked [Member]
Non-derivative instruments
Cash and cash equivalents
Short-term investments, deposits and loans
Trade receivables
Other receivables
Long-term deposits and loans
Other non-current assets
Total financial assets
Trade payables
Other payables	6,229
Loans from banks and others and debentures	474,775	450,571
Total financial liabilities	481,004	450,571
Total non-derivative financial instruments, net	(481,004)	(450,571)
Derivative instruments	(4,225)
Net assets	(485,229)	(450,571)
Currency risk [Member] | Other [Member]
Non-derivative instruments
Cash and cash equivalents	1,633	2,778
Short-term investments, deposits and loans	55	55
Trade receivables	50	44
Other receivables	15,992	26
Long-term deposits and loans
Other non-current assets	55,575	65,668
Total financial assets	73,305	68,571
Trade payables	10,237	9,968
Other payables	395	811
Loans from banks and others and debentures	518
Total financial liabilities	11,150	10,779
Total non-derivative financial instruments, net	62,155	57,792
Derivative instruments		90,184
Net assets	$ 62,155	$ 147,976